Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable, Current	$ 102	$ 125
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	36,233,162	34,637,312
Common Stock, Shares, Outstanding	36,233,162	34,637,312